Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 30, 2015	Jun. 30, 2015
Azzad Ethical Fund
Account Value [Line Items]
Accumulated Value	$ 20,671	$ 20,230		$ 20,385	$ 19,882		$ 19,294	$ 16,000		$ 15,233	$ 22,166		$ 20,714	$ 18,821		$ 15,172	$ 14,431		$ 13,591	$ 11,100		$ 12,217	$ 11,476		$ 10,409	$ 9,314		$ 9,036	$ 9,087		$ 10,000
Azzad Wise Capital Fund
Account Value [Line Items]
Accumulated Value	12,479	12,149		11,857	11,624		11,377	11,136		11,046	11,524		11,442	11,299		10,961	10,914		10,702	10,372		10,328	10,363		10,235	10,092		10,115	9,955		10,000
Russell 3000 [Member]
Account Value [Line Items]
Accumulated Value	33,828	31,989		29,340	25,836		23,830	20,513		20,033	25,389		23,258	20,204		16,131	16,712		15,142	12,756		13,894	13,463		12,107	11,114		10,215	9,856		10,000
Russell Mid Cap Growth [Member]
Account Value [Line Items]
Accumulated Value	31,424	28,622		24,841	23,440		21,590	18,622		17,534	25,410		24,896	22,540		17,315	16,623		15,472	12,271		13,579	12,882		11,455	10,283		9,786	9,580		10,000
I C E Bof Aml [Member]
Account Value [Line Items]
Accumulated Value	11,684	$ 11,684		11,349	$ 11,187		10,815	$ 10,693		10,758	$ 11,112		11,162	$ 11,158		11,102	$ 10,797		10,657	$ 10,375		10,219	$ 10,209		10,192	$ 10,121		10,158	$ 9,992		10,000
Bloomberg [Member]
Account Value [Line Items]
Accumulated Value	$ 11,904		$ 11,444	$ 11,222		$ 11,302	$ 10,934		$ 10,710	$ 11,038		$ 12,312	$ 12,304		$ 12,505	$ 12,345		$ 11,632	$ 11,353		$ 10,699	$ 10,525		$ 10,698	$ 10,567		$ 10,332	$ 10,600		$ 10,065	$ 10,000